Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of

iShares Asia 50 ETF, iShares Biotechnology ETF, iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core S&P Total U.S. Stock Market ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Currency Hedged JPX-Nikkei 400 ETF, iShares Emerging Markets Infrastructure ETF, iShares ESG Screened S&P 500 ETF, iShares ESG Screened S&P Mid-Cap ETF, iShares ESG Screened S&P Small-Cap ETF, iShares Europe ETF, iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF, iShares Factors US Growth Style ETF, iShares Factors US Value Style ETF, iShares Focused Value Factor ETF, iShares Global 100 ETF, iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Infrastructure ETF, iShares Global Materials ETF, iShares Global Tech ETF, iShares Global Timber & Forestry ETF, iShares Global Utilities ETF, iShares India 50 ETF, iShares International Developed Property ETF, iShares International Developed Small Cap Value Factor ETF, iShares International Dividend Growth ETF, iShares JPX-Nikkei 400 ETF, iShares Latin America 40 ETF, iShares Micro-Cap ETF, iShares Mortgage Real Estate ETF, iShares North American Natural Resources ETF, iShares North American Tech-Multimedia Networking ETF, iShares Preferred and Income Securities ETF, iShares Residential and Multisector Real Estate ETF, iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF, iShares Russell 1000 Value ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Russell 2500 ETF, iShares Russell 3000 ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap Value ETF, iShares Russell Top 200 ETF, iShares Russell Top 200 Growth ETF, iShares Russell Top 200 Value ETF, iShares S&P 100 ETF, iShares S&P 500 Growth ETF, iShares S&P 500 Value ETF, iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF, iShares S&P Small-Cap 600 Growth ETF, iShares S&P Small-Cap 600 Value ETF, iShares Semiconductor ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Infrastructure ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Real Estate ETF, iShares U.S. Regional Banks ETF, iShares U.S. Telecommunications ETF and iShares US Small Cap Value Factor ETF

In planning and performing our audits of the financial statements of the funds listed in Appendix A, (hereafter referred to as the “Funds”) as of and for the years ended March 31, 2022, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting.  In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.  A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.  A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements.  Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.  A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB.  However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of March 31, 2022.

This report is intended solely for the information and use of the Board of Trustees of iShares Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 24, 2022

Appendix A

iShares Trust

  iShares Asia 50 ETF
  iShares Biotechnology ETF
  iShares Core S&P 500 ETF
  iShares Core S&P Mid-Cap ETF
  iShares Core S&P Small-Cap ETF
  iShares Core S&P Total U.S. Stock Market ETF
  iShares Core S&P U.S. Growth ETF
  iShares Core S&P U.S. Value ETF
  iShares Currency Hedged JPX-Nikkei 400 ETF
  iShares Emerging Markets Infrastructure ETF
  iShares ESG Screened S&P 500 ETF
  iShares ESG Screened S&P Mid-Cap ETF
  iShares ESG Screened S&P Small-Cap ETF
  iShares Europe ETF
  iShares Expanded Tech Sector ETF
  iShares Expanded Tech-Software Sector ETF
  iShares Factors US Growth Style ETF
  iShares Factors US Value Style ETF
  iShares Focused Value Factor ETF
  iShares Global 100 ETF
  iShares Global Comm Services ETF
  iShares Global Consumer Discretionary ETF
  iShares Global Consumer Staples ETF
  iShares Global Energy ETF
  iShares Global Financials ETF
  iShares Global Healthcare ETF
  iShares Global Industrials ETF
  iShares Global Infrastructure ETF
  iShares Global Materials ETF
  iShares Global Tech ETF
  iShares Global Timber & Forestry ETF
  iShares Global Utilities ETF
  iShares India 50 ETF
  iShares International Developed Property ETF
  iShares International Developed Small Cap Value Factor ETF
  iShares International Dividend Growth ETF
  iShares JPX-Nikkei 400 ETF
  iShares Latin America 40 ETF
  iShares Micro-Cap ETF
  iShares Mortgage Real Estate ETF
  iShares North American Natural Resources ETF
  iShares North American Tech-Multimedia Networking ETF
  iShares Preferred and Income Securities ETF
  iShares Residential and Multisector Real Estate ETF
  iShares Russell 1000 ETF
  iShares Russell 1000 Growth ETF
  iShares Russell 1000 Value ETF
  iShares Russell 2000 ETF
  iShares Russell 2000 Growth ETF
  iShares Russell 2000 Value ETF
  iShares Russell 2500 ETF
  iShares Russell 3000 ETF
  iShares Russell Mid-Cap ETF
  iShares Russell Mid-Cap Growth ETF
  iShares Russell Mid-Cap Value ETF
  iShares Russell Top 200 ETF
  iShares Russell Top 200 Growth ETF
  iShares Russell Top 200 Value ETF
  iShares S&P 100 ETF
  iShares S&P 500 Growth ETF
  iShares S&P 500 Value ETF
  iShares S&P Mid-Cap 400 Growth ETF
  iShares S&P Mid-Cap 400 Value ETF
  iShares S&P Small-Cap 600 Growth ETF
  iShares S&P Small-Cap 600 Value ETF
  iShares Semiconductor ETF
  iShares U.S. Aerospace & Defense ETF
  iShares U.S. Broker-Dealers & Securities Exchanges ETF
  iShares U.S. Healthcare Providers ETF
  iShares U.S. Home Construction ETF
  iShares U.S. Infrastructure ETF
  iShares U.S. Insurance ETF
  iShares U.S. Medical Devices ETF
  iShares U.S. Oil & Gas Exploration & Production ETF
  iShares U.S. Oil Equipment & Services ETF
  iShares U.S. Pharmaceuticals ETF
  iShares U.S. Real Estate ETF
  iShares U.S. Regional Banks ETF
  iShares U.S. Telecommunications ETF
  iShares US Small Cap Value Factor ETF